Cover	Sep. 13, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 13, 2020
Entity File Number	001-38703
Entity Registrant Name	GRAF INDUSTRIAL CORP.
Entity Central Index Key	0001745317
Entity Tax Identification Number	83-1138508
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	118 Vintage Park Blvd.
Entity Address, Address Line Two	Suite W-22
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77070
City Area Code	310
Local Phone Number	745-8669
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of common stock and one redeemable warrant
Trading Symbol	GRAF.U
Security Exchange Name	NYSE
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	GRAF
Security Exchange Name	NYSE
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for three-quarters of one share of common stock
Trading Symbol	GRAF WS
Security Exchange Name	NYSE